Loans and Debentures - Schedule of Composition of Loans and Debentures (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Borrowings		R$ 12,280	R$ 9,831	R$ 10,580	R$ 11,364
Transaction costs		(146)
Discount		(6)
Overall total		12,276
IPCA [member]
IfrsStatementLineItems [Line Items]
Borrowings		7,547
CDI [member]
IfrsStatementLineItems [Line Items]
Borrowings		4,881
Total By Index [member]
IfrsStatementLineItems [Line Items]
Borrowings		12,428
2025 [member]
IfrsStatementLineItems [Line Items]
Transaction costs		(7)
Discount		(3)
Overall total		2,876
2025 [member] | IPCA [member]
IfrsStatementLineItems [Line Items]
Borrowings	[1]	1,571
2025 [member] | CDI [member]
IfrsStatementLineItems [Line Items]
Borrowings	[2]	1,315
2025 [member] | Total By Index [member]
IfrsStatementLineItems [Line Items]
Borrowings		2,886
2026 [member]
IfrsStatementLineItems [Line Items]
Transaction costs		(7)
Discount
Overall total		2,381
2026 [member] | IPCA [member]
IfrsStatementLineItems [Line Items]
Borrowings		1,155
2026 [member] | CDI [member]
IfrsStatementLineItems [Line Items]
Borrowings		1,233
2026 [member] | Total By Index [member]
IfrsStatementLineItems [Line Items]
Borrowings		2,388
2027 [member]
IfrsStatementLineItems [Line Items]
Transaction costs		(4)
Discount		(3)
Overall total		932
2027 [member] | IPCA [member]
IfrsStatementLineItems [Line Items]
Borrowings		139
2027 [member] | CDI [member]
IfrsStatementLineItems [Line Items]
Borrowings		800
2027 [member] | Total By Index [member]
IfrsStatementLineItems [Line Items]
Borrowings		939
2028 [member]
IfrsStatementLineItems [Line Items]
Transaction costs		(11)
Discount
Overall total		712
2028 [member] | IPCA [member]
IfrsStatementLineItems [Line Items]
Borrowings		423
2028 [member] | CDI [member]
IfrsStatementLineItems [Line Items]
Borrowings		300
2028 [member] | Total By Index [member]
IfrsStatementLineItems [Line Items]
Borrowings		723
2029 [member]
IfrsStatementLineItems [Line Items]
Transaction costs		(12)
Discount
Overall total		982
2029 [member] | IPCA [member]
IfrsStatementLineItems [Line Items]
Borrowings		761
2029 [member] | CDI [member]
IfrsStatementLineItems [Line Items]
Borrowings		233
2029 [member] | Total By Index [member]
IfrsStatementLineItems [Line Items]
Borrowings		994
2030 onwards [Member]
IfrsStatementLineItems [Line Items]
Transaction costs		(105)
Discount
Overall total		4,393
2030 onwards [Member] | IPCA [member]
IfrsStatementLineItems [Line Items]
Borrowings		3,498
2030 onwards [Member] | CDI [member]
IfrsStatementLineItems [Line Items]
Borrowings		1,000
2030 onwards [Member] | Total By Index [member]
IfrsStatementLineItems [Line Items]
Borrowings		R$ 4,498

[1]	Expanded National Customer Price (IPCA) Index.
[2]	CDI: Interbank Rate for Certificates of Deposit.